HEDGE ACCOUNTING - Cash flow hedges (Details) $ in Thousands, $ in Millions	Dec. 31, 2024 USD ($) contract	Dec. 31, 2024 COP ($) contract	Dec. 31, 2023 USD ($) contract	Dec. 31, 2023 COP ($) contract
Disclosure of detailed information about hedging instruments [line items]
Hedging derivatives, liabilities		$ (21,658)		$ (217,566)
Hedging derivatives		$ 54,019		$ 48,662
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Income in Thousands of U.S. dollar forecasted	$ 49,131		$ 86,060
Notional amount contracts forward U.S. dollars	49,131		86,060
% hedged	100.00%	100.00%	100.00%	100.00%
Hedging derivatives, liabilities		$ (1,140)		$ (59,715)
# of contracts | contract	22	22	46	46